ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of accumulated other comprehensive loss

		Defined
	Cash flow hedges	benefit plans	Total

Balance as of December 31, 2015	$(40,436)	$(36,408)	$(76,844)
Other comprehensive (loss) income	(10,756)	3,693	(7,063)
Balance as of December 31, 2016	(51,192)	(32,715)	(83,907)
Other comprehensive income (loss)	47,212	(5,133)	42,079
Balance as of December 31, 2017	(3,980)	(37,848)	(41,828)
Other comprehensive loss	(10,938)	(9,290)	(20,228)
Balance as of December 31, 2018	$(14,918)	$(47,138)	$(62,056)